NOTE 9 - SIGNIFICANT EVENTS DURING THE REPORTED PERIOD (COVID-19)	12 Months Ended
Dec. 31, 2021
Notes
NOTE 9 - SIGNIFICANT EVENTS DURING THE REPORTED PERIOD (COVID-19)

NOTE 9- SIGNIFICANT EVENTS DURING THE REPORTED PERIOD (COVID-19)

The COVID-19 pandemic has resulted in a widespread health crisis that has adversely affected businesses, economies and financial markets worldwide, placed constraints on the operations of businesses, caused disruptions in global supply chains, and decreased consumer mobility and activity. The Company's management is of the opinion that, as of the issuance of this report, the COVID-19 has no effect on the scope of the Company’s operations. In case the Company will have an investment in and/or acquire a new activity in the near future, COVID-19 may have an effect on the Company’s operations but, at this stage, since the Company does not know in which sector or industry it will be, it does not know how to assess the possible impact of the COVID-19 on the investment/new activity.